Summarised financial information - Summary of Unconsolidated Equity Results (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Summarised Financial Information [Line Items]
Total equity	£ 49,995	£ 52,934	£ 75,710	£ 67,401
Share capital	585	614
Perpetual hybrid bonds	1,685	1,685
Parent Company
Disclosure Of Summarised Financial Information [Line Items]
Total equity	37,238	36,360
Share capital	585	614
Share premium	121	112
Perpetual hybrid bonds	1,685	1,685
Other equity	£ 34,848	£ 33,949